Condensed Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenue
Healthcare services income		$ 431,378	$ 527,462
Operating expenses
Costs of healthcare services		(426,063)	(529,991)
Research and development expenses		(3,212,366)	(4,509,303)
General and administrative fees		(1,263,019)	(2,400,418)
Legal and professional fees		(1,738,566)	(1,356,164)
Other operating expenses		(330,212)	(183,104)
Total operating expenses		(6,970,226)	(8,978,980)
Other (expenses) income
Loss on investments in marketable securities, net		(9,266)	(82,710)
Gain on non-marketable investment, net			5,588,078
Interest (expense) income, net		(93,478)	149,734
Sundry income		36,803	66,628
Total other (expenses) income, net		(65,941)	5,721,730
Net loss		(6,604,789)	(2,729,788)
Less: net loss attributable to non-controlling interests		(1,117,685)	(844,536)
Net loss attributable to Aptorum Group Limited		$ (5,487,104)	$ (1,885,252)
Net loss per share – basic (in Dollars per share)	[1]	$ (1.43)	$ (0.53)
Weighted-average shares outstanding – basic (in Shares)	[1]	3,849,621	3,568,265
Net loss		$ (6,604,789)	$ (2,729,788)
Other comprehensive (loss) income
Exchange differences on translation of foreign operations		(7,485)	31,346
Other comprehensive (loss) income		(7,485)	31,346
Comprehensive loss		(6,612,274)	(2,698,442)
Less: comprehensive loss attributable to non-controlling interests		(1,117,685)	(844,536)
Comprehensive loss attributable to the shareholders of Aptorum Group Limited		$ (5,494,589)	$ (1,853,906)

[1]	All per share amounts and shares outstanding for all periods have been retroactively restated to reflect APTORUM GROUP LIMITED's 1 for 10 reverse stock split, which was effective on January 23, 2023.